PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

Supplement dated March 10, 2011 to the

Prospectus dated February 9, 2011

The Fund's benchmark index for performance comparisons is changed from the Citigroup World Government Bond Index – Unhedged to the Barclays Capital Global Aggregate Bond Index. The index performance table under "Investments, Risks and Performance – The Fund's Past Performance" is deleted and replaced with the following:

Average Annual Total Returns - Prudential Global Total Return Fund, Inc.	One Year	Five Years	Ten Years
Barclays Capital Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.54%	6.66%	6.73%
Citigroup World Government Bond Index-Unhedged (reflects no deduction for fees, expenses or taxes)	5.17%	7.08%	7.00%
Lipper Average (reflects no deduction for fees, expenses or taxes)	7.54%	5.53%	6.53%

Notes: The Fund has changed its benchmark index for performance comparisons to the Barclays Capital Global Aggregate Bond Index from the Citigroup World Government Bond Index – Unhedged. The Citigroup World Government Bond Index – Unhedged is composed of domestic and foreign government debt. The new benchmark index for performance comparisons, the Barclays Capital Global Aggregate Bond Index, is composed of diversified domestic and foreign debt sectors. The Fund does not limit its sector allocations to government debt.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 9, 2011
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000793159
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 10, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 10, 2011
Prospectus Date	rr_ProspectusDate	Feb 9, 2011
Supplement [Text Block]	cik000793159_SupplementTextBlock

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.

Supplement dated March 10, 2011 to the

Prospectus dated February 9, 2011

The Fund's benchmark index for performance comparisons is changed from the Citigroup World Government Bond Index – Unhedged to the Barclays Capital Global Aggregate Bond Index. The index performance table under "Investments, Risks and Performance – The Fund's Past Performance" is deleted and replaced with the following:

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Notes: The Fund has changed its benchmark index for performance comparisons to the Barclays Capital Global Aggregate Bond Index from the Citigroup World Government Bond Index – Unhedged. The Citigroup World Government Bond Index – Unhedged is composed of domestic and foreign government debt. The new benchmark index for performance comparisons, the Barclays Capital Global Aggregate Bond Index, is composed of diversified domestic and foreign debt sectors. The Fund does not limit its sector allocations to government debt.

Barclays Capital Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.54%
Five Years	rr_AverageAnnualReturnYear05	6.66%
Ten Years	rr_AverageAnnualReturnYear10	6.73%
Citigroup World Government Bond Index-Unhedged (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.17%
Five Years	rr_AverageAnnualReturnYear05	7.08%
Ten Years	rr_AverageAnnualReturnYear10	7.00%
Lipper Average (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.54%
Five Years	rr_AverageAnnualReturnYear05	5.53%
Ten Years	rr_AverageAnnualReturnYear10	6.53%